Regulatory Net Worth Requirements (Details) $ in Millions	Sep. 30, 2021 USD ($)
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Minimum capital ratio	6.00%
HUD
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Minimum net worth requirement	$ 2.5
Actual net worth	3,100.0
Ginnie Mae, Freddie Mac and Fannie Mae
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Minimum net worth requirement	714.8
Liquidity requirement	$ 94.7